UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

WESTERN ASSET

SMASh SERIES EC FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series EC Fund for the six-month reporting period ended April 30, 2016.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Western Asset SMASh Series EC Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016 and October 31, 2015 and does not include derivatives, such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
3.51%	$1,000.00	$1,035.10	0.00%	$0.00	5.00%	$1,000.00	$1,024.86	0.00%	$0.00

[1]	For the six months ended April 30, 2016.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — April 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh EC	— Western Asset SMASh Series EC Fund

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — April 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh EC	— Western Asset SMASh Series EC Fund

4	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — 29.5%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.800%	4/10/49	560,000	$540,477	(a)
Banc of America Funding Trust, 2015-R2 10A2	0.804%	6/29/37	7,710,008	4,197,884	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	0.593%	11/26/36	16,500,000	11,950,866	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW14 AJ	5.273%	12/11/38	6,284,299	6,116,836
Carefree Portfolio Trust, 2014-CMZA MZA	6.410%	11/15/19	1,700,000	1,697,980	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	3,233,374	2,603,675	(a)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.433%	2/15/31	870,000	823,559	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	4,805,000	4,639,609
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.624%	3/10/46	17,547,429	1,118,528	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,487,952	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	763,404
Connecticut Avenue Securities, 2015-C03 2M2	5.439%	7/25/25	970,000	981,951	(a)(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.619%	6/25/47	9,717,315	7,457,759	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,840,000	4,049,928
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.244%	6/15/38	550,585	461,665	(a)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	1,700,000	1,665,909	(a)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.888%	6/15/39	1,260,000	1,080,450	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,230,000	3,775,097	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.633%	6/27/46	5,962,352	5,660,326	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.700%	1/27/36	4,463,408	2,831,184	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.783%	9/15/38	913,000	892,046	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.260%	9/15/38	3,600,000	3,488,314	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	942,670	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	845,120	(b)
Credit Suisse Mortgage Trust, 2015-03R 2A3	0.623%	1/29/37	13,202,277	9,160,962	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.933%	3/15/17	2,370,000	2,301,706	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	4.576%	3/15/17	2,540,000	2,400,300	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.726%	4/15/36	5,124,324	2,418,867	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.685%	8/25/19	66,098,498	934,415	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.481%	11/25/19	32,125,016	1,212,414	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,972,030	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	856,619	(a)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.810%	5/16/55	17,036,804	$1,088,248	(a)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.987%	8/10/45	29,540,000	12,439,294	(a)
GS Mortgage Securities Trust, 2016-ICE2 E	8.933%	2/15/33	5,320,000	5,335,742	(a)(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.658%	11/15/16	3,280,000	3,174,961	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.597%	11/15/47	1,440,000	1,446,739	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	4,966,607
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,694,101	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.889%	2/12/49	3,100,000	2,576,596	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.207%	2/15/51	225,000	216,314	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	5,380,000	2,668,279	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,350,000	5,133,317	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.658%	10/15/19	1,200,000	1,151,313	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	4.033%	6/15/29	1,520,000	1,476,282	(a)(b)
Lone Star Portfolio Trust	7.414%	9/15/20	6,491,987	6,116,835	(b)
Lone Star Portfolio Trust, 2015-LSP F	7.333%	9/15/28	6,051,615	5,778,726	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	6,430,000	5,755,683	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,810,000	2,517,263	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	870,000	757,143	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	5,196,237	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,240,000	996,812
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,530,000	6,368,729
Morgan Stanley Re-remic Trust, 2015-R5 2B	0.658%	10/26/46	2,670,000	1,597,479	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1B	0.693%	7/26/45	7,160,071	2,930,747	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	5,890,000	5,534,547	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,078,214	1,896,969	(b)
Residential Accredit Loans Inc., 2005-QS6 A4	21.558%	5/25/35	2,985,626	4,309,885	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.989%	5/25/37	15,306,136	10,203,956	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.661%	7/25/36	21,276,827	7,135,333	(a)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	4,260,000	4,240,482	(a)

See Notes to Financial Statements.

6	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AJ	5.413%	12/15/43	2,682,000	$2,643,673	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,065,604
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,319,000	1,380,490
WF-RBS Commercial Mortgage Trust, 2014-C22 D	4.056%	9/15/57	4,390,000	3,235,560	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,358,349
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,623,771
Total Collateralized Mortgage Obligations (Cost — $224,358,629)				219,342,568
Asset-Backed Securities — 8.5%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.459%	8/25/34	1,942,083	1,666,772	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH2 M2	0.889%	3/25/37	18,211,369	11,792,167	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.089%	7/25/37	1,266,000	1,128,457	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M2	2.589%	7/25/37	4,770,000	3,619,763	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.673%	2/15/30	4,263,595	3,745,726	(a)
Greenpoint Manufactured Housing, 1999-2 A2	3.073%	3/18/29	450,000	396,815	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	11,989,845	11,883,099
Greenpoint Manufactured Housing, 2001-2 IA2	3.942%	2/20/32	25,000	22,195	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.936%	3/13/32	25,000	22,191	(a)
GSAMP Trust, 2005-SEA1 M2	1.339%	1/25/35	4,725,750	3,911,471	(a)(b)
Home Equity Asset Trust, 2005-07 M2	0.909%	1/25/36	7,990,000	5,302,394	(a)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	0.929%	9/25/35	7,260,000	5,866,518	(a)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.789%	8/25/36	8,810,000	6,653,178	(a)
Residential Asset Securities Corp., 2005-KS10 M2	0.879%	11/25/35	8,770,000	7,629,452	(a)
Total Asset-Backed Securities (Cost — $62,917,075)				63,640,198
Corporate Bonds & Notes — 25.2%
Consumer Discretionary — 5.0%
Auto Components — 0.8%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	430,000	456,875
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	800,000	830,000
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	4,558,000	4,637,765	(b)
Total Auto Components				5,924,640
Automobiles — 0.4%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,868,600
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	558,900	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,664,420
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	886,300

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	$1,439,963	(b)
Total Hotels, Restaurants & Leisure				6,549,583
Internet & Catalog Retail — 0.1%
Netflix Inc., Senior Bonds	5.875%	2/15/25	495,000	521,235
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	740,000	777,000	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	276,563
DISH DBS Corp., Senior Notes	5.125%	5/1/20	360,000	363,600
DISH DBS Corp., Senior Notes	6.750%	6/1/21	350,000	361,448
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	2,993,250
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,176,597
Numericable-SFR SA, Senior Secured Bonds	6.000%	5/15/22	2,660,000	2,673,433	(b)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	1,340,000	1,361,775	(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,500,000	2,662,500	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,105,000	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	696,150	(b)
Total Media				17,447,316
Multiline Retail — 0.5%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,969,360	(b)
Total Consumer Discretionary				37,280,734
Consumer Staples — 1.4%
Beverages — 0.7%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,326,400
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	171,375
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	441,000
Total Beverages				4,938,775
Food Products — 0.7%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	5,147,777	(b)
Total Consumer Staples				10,086,552
Energy — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	744,498
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,195,304
California Resources Corp., Senior Notes	5.500%	9/15/21	290,000	120,350
California Resources Corp., Senior Notes	6.000%	11/15/24	1,100,000	460,625
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	137,425

See Notes to Financial Statements.

8	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	900,000	$508,500
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	210,000	118,650
Concho Resources Inc., Senior Notes	5.500%	4/1/23	930,000	941,625
Continental Resources Inc., Senior Notes	5.000%	9/15/22	120,000	112,650
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	310,000	258,574	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	323,929
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,366	(b)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	270,000	213,300	(b)
MPLX LP, Senior Notes	5.500%	2/15/23	290,000	289,664	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,737,914	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,655,345	(b)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	3,260,000	635,700	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	490,000	450,800
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,340,000	1,202,650
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	984,000
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,020,000
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,824,900	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	292,050
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	427,850
QEP Resources Inc., Senior Notes	5.250%	5/1/23	500,000	472,500
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,740,000	1,620,375
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	920,000	853,300
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	30,693
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	200,000	199,750
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,264,250
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	190,000	135,850	(b)
SM Energy Co., Senior Notes	6.125%	11/15/22	1,610,000	1,465,100
SM Energy Co., Senior Notes	6.500%	1/1/23	440,000	404,800
SM Energy Co., Senior Notes	5.000%	1/15/24	800,000	670,000
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	420,000	373,800
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	3,460,000	2,897,750
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,490,000	2,085,375
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	142,120
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,500,000	4,317,500
Total Energy				32,599,832

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 2.5%
Banks — 0.8%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	$2,102,500
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,220,000	3,381,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	740,175
Total Banks				6,223,675
Consumer Finance — 0.7%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,454,525
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,607,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	178,925
Total Consumer Finance				5,240,950
Diversified Financial Services — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,887,725
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	560,000	574,000	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	812,735
Total Diversified Financial Services				4,274,460
Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	1,220,000	1,293,200	(b)
Thrifts & Mortgage Finance — 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,890,000	(b)
Total Financials				18,922,285
Health Care — 3.1%
Health Care Providers & Services — 2.7%
Centene Corp., Senior Notes	5.625%	2/15/21	720,000	759,600	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	454,725	(b)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	1,100,000	1,121,555
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,331,200	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,285,475	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	9,800
HCA Inc., Senior Bonds	5.375%	2/1/25	960,000	982,800
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	443,625
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	898,344
HCA Inc., Senior Notes	5.875%	2/15/26	440,000	457,600
HCA Inc., Senior Secured Notes	4.250%	10/15/19	1,630,000	1,697,237
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,670,000	1,732,625
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	4,250,000	4,430,625
Total Health Care Providers & Services				19,605,211

See Notes to Financial Statements.

10	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	90,000	$81,675	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,900,000	1,692,188	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	700,000	644,000	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	790,000	661,925	(b)
Total Pharmaceuticals				3,079,788
Total Health Care				22,684,999
Industrials — 1.9%
Airlines — 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	67,457	76,143
Commercial Services & Supplies — 1.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	671,675	(b)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	3,000,000	3,127,500
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	132,438
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	200,000	200,000
West Corp., Senior Notes	5.375%	7/15/22	5,510,000	5,007,212	(b)
Total Commercial Services & Supplies				9,138,825
Road & Rail — 0.7%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,690,000	4,760,350	(b)
Total Industrials				13,975,318
Information Technology — 0.9%
IT Services — 0.7%
First Data Corp., Senior Notes	7.000%	12/1/23	3,910,000	4,032,187	(b)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	213,000	224,057	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	750,000	760,313	(b)
Total IT Services				5,016,557
Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology Inc., Senior Notes	5.500%	2/1/25	280,000	228,200
Software — 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	800,000	844,000	(b)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	415,625	(b)
Total Software				1,259,625
Total Information Technology				6,504,382
Materials — 3.0%
Chemicals — 0.7%
Axiall Corp., Senior Notes	4.875%	5/15/23	660,000	655,050
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	3,590,000	3,585,513

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	$1,149,615	(b)
Total Chemicals				5,390,178
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.634%	12/15/19	1,740,000	1,761,532	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	2,220,000	2,220,000	(b)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	991,200
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	975,000
Total Containers & Packaging				5,947,732
Metals & Mining — 1.5%
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	3,920,000	3,851,400
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,260,482	(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	340,000	371,663	(b)(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	433,046
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	1,340,000	1,417,050
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	2,572,125
Total Metals & Mining				10,905,766
Total Materials				22,243,676
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 0.9%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	210,000	216,563
CenturyLink Inc., Senior Notes	5.800%	3/15/22	5,160,000	5,114,850
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,650,000	1,048,781
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	530,000	379,612
Total Diversified Telecommunication Services				6,759,806
Wireless Telecommunication Services — 1.9%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,500,000	2,509,375	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,860,000	1,846,143	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,808,262
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	200,000	215,500	(b)
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,546,875	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	10,000	8,350
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	900,000	823,500
Sprint Corp., Senior Notes	7.250%	9/15/21	3,080,000	2,502,500
Sprint Corp., Senior Notes	7.875%	9/15/23	550,000	431,750
Sprint Corp., Senior Notes	7.625%	2/15/25	2,840,000	2,154,850

See Notes to Financial Statements.

12	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000		$511,875
Total Wireless Telecommunication Services					14,358,980
Total Telecommunication Services					21,118,786
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., Senior Notes	8.000%	6/1/20	440,000		510,400
AES Corp., Senior Notes	7.375%	7/1/21	960,000		1,106,400
AES Corp., Senior Notes	5.500%	3/15/24	10,000		10,175
AES Corp., Senior Notes	5.500%	4/15/25	30,000		30,225
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630		154,243
Total Utilities					1,811,443
Total Corporate Bonds & Notes (Cost — $186,163,283)					187,228,007
Non-U.S. Treasury Inflation Protected Securities — 0.7%
Brazil — 0.7%
Federative Republic of Brazil, Notes (Cost — $6,633,964)	6.000%	8/15/50	17,487,989	BRL	5,096,253
Senior Loans — 12.1%
Consumer Discretionary — 6.1%
Distributors — 0.5%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	3,570,707		3,581,865	(d)(e)
Diversified Consumer Services — 0.7%
McGraw-Hill Global Education Holdings LLC, 2015 Term Loan B	6.250%	3/22/19	398,405		399,028	(d)(e)
Nord Anglia Education Finance LLC, Term Loan	5.000%	3/31/21	1,908,574		1,891,874	(d)(e)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	2,992,405		3,007,349	(d)(e)
Total Diversified Consumer Services					5,298,251
Hotels, Restaurants & Leisure — 1.6%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	2,748,184		2,755,915	(d)(e)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	2,938,462		2,955,399	(d)(e)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,760,625		1,769,153	(d)(e)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	970,189		968,824	(d)(e)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,575,635		3,589,938	(d)(e)
Total Hotels, Restaurants & Leisure					12,039,229
Media — 1.2%
CCO Safari III LLC, Term Loan I	3.500%	1/24/23	2,000,000		2,010,892	(d)(e)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	3,704,832		3,708,800	(d)(e)
Ziggo Financing Partnership, USD Term Loan B1	3.652%	1/15/22	1,109,362		1,107,022	(d)(e)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Ziggo Financing Partnership, USD Term Loan B2A	3.601-3.652%	1/15/22	714,894	$713,386	(d)(e)
Ziggo Financing Partnership, USD Term Loan B3	3.601%	1/15/22	1,175,745	1,173,265	(d)(e)
Total Media				8,713,365
Multiline Retail — 0.2%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,967,299	1,878,068	(d)(e)
Specialty Retail — 1.9%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	2,992,023	2,947,143	(d)(e)
CWGS Group LLC, Term Loan	5.750%	2/20/20	2,959,459	2,955,760	(d)(e)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,969,543	1,974,672	(d)(e)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	2,475,915	2,472,201	(d)(e)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	3,857,936	3,850,263	(d)(e)(f)
Total Specialty Retail				14,200,039
Total Consumer Discretionary				45,710,817
Consumer Staples — 0.5%
Food Products — 0.5%
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	475,278	476,339	(d)(e)
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	984,838	976,529	(d)(e)
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	2,082,667	2,095,232	(d)(e)
Total Consumer Staples				3,548,100
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	357,200	242,896	(d)(e)
Health Care — 1.6%
Health Care Providers & Services — 0.7%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	1,994,975	1,975,524	(d)(e)
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	2,854,985	2,846,063	(d)(e)
Select Medical Corp., Series F Term Loan B	6.000%	3/3/21	640,000	646,000	(d)(e)
Total Health Care Providers & Services				5,467,587
Pharmaceuticals — 0.9%
Convatec Inc., USD Term Loan	4.250%	6/15/20	881,023	884,878	(d)(e)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	2,992,386	2,971,813	(d)(e)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.000%	4/1/22	2,967,031	2,911,400	(d)(e)
Total Pharmaceuticals				6,768,091
Total Health Care				12,235,678
Industrials — 1.3%
Air Freight & Logistics — 0.3%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	1,995,000	2,009,340	(d)(e)

See Notes to Financial Statements.

14	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.4%
American Airlines Inc., New Term Loan	3.250%	6/27/20	3,000,000	$2,987,814	(d)(e)
Commercial Services & Supplies — 0.3%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	974,503	972,676	(d)(e)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	997,455	995,461	(d)(e)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	448,355	430,420	(d)(e)
Total Commercial Services & Supplies				2,398,557
Electrical Equipment — 0.1%
Generac Power Systems Inc., Term Loan B	3.500%	5/31/20	795,000	792,515	(d)(e)
Machinery — 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	1,086,076	1,017,857	(d)(e)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	293,152	265,303	(d)(e)
Total Machinery				1,283,160
Total Industrials				9,471,386
Information Technology — 0.5%
IT Services — 0.2%
First Data Corp., Extended 2021 Term Loan	4.439%	3/24/21	1,675,336	1,681,409	(d)(e)
Software — 0.3%
Sophia LP, 2015 Term Loan B	4.750%	9/30/22	1,994,987	1,994,987	(d)(e)
Total Information Technology				3,676,396
Materials — 0.6%
Containers & Packaging — 0.4%
Berry Plastics Holding Corp., Term Loan F	4.000%	10/1/22	1,948,580	1,956,861	(d)(e)
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	736,899	716,634	(d)(e)
Total Containers & Packaging				2,673,495
Metals & Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	1,477,668	1,398,428	(d)(e)
Total Materials				4,071,923
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.7%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000	1,880,500	(d)(e)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	3,595,771	3,594,085	(d)(e)(f)
Total Diversified Telecommunication Services				5,474,585
Wireless Telecommunication Services — 0.4%
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	3,000,000	3,018,375	(d)(e)
Total Telecommunication Services				8,492,960
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	2,500,000	2,501,043	(d)(e)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Independent Power and Renewable Electricity Producers — continued
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	146,090		$141,707	(d)(e)
Total Utilities					2,642,750
Total Senior Loans (Cost — $88,841,989)					90,092,906
Sovereign Bonds — 15.3%
Argentina — 0.7%
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,590,000		2,674,175	(b)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,710,000		1,739,925	(b)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,130,000		1,114,180	(b)
Total Argentina					5,528,280
Brazil — 2.1%
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		2,806,350
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,176,875
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	32,754,000	BRL	9,335,411
Total Brazil					15,318,636
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		512,500
Indonesia — 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,027,027	(g)
Mexico — 8.0%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	671,841
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	12,482,317
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	26,440,600
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	13,174,266
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,372,062
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,386,250
Total Mexico					59,527,336
Peru — 0.5%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		656,625
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		2,923,200
Total Peru					3,579,825
Poland — 3.3%
Republic of Poland, Bonds	2.000%	4/25/21	5,180,000	PLN	1,343,137
Republic of Poland, Bonds	3.250%	7/25/25	77,080,000	PLN	20,740,183
Republic of Poland, Bonds	2.500%	7/25/26	10,620,000	PLN	2,645,642
Total Poland					24,728,962
Portugal — 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	1,510,000		1,512,347	(b)

See Notes to Financial Statements.

16	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Turkey — 0.3%
Republic of Turkey, Senior Notes	4.875%	4/16/43	2,500,000	$2,351,845
Total Sovereign Bonds (Cost — $125,890,845)				114,086,758
U.S. Government & Agency Obligations — 2.1%
U.S. Government Obligations — 2.1%
U.S. Treasury Notes	0.500%	2/28/17	15,000,000	14,994,720
U.S. Treasury Notes	2.000%	8/15/25	300,000	305,157
Total U.S. Government & Agency Obligations (Cost — $15,290,339)				15,299,877

			Shares
Common Stocks — 0.0%
Industrials — 0.0%
Marine — 0.0%
DeepOcean Group Holding AS (Cost — $113,913)			4,873	29,876	*(h)(i)
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I (Cost — $818,341)	6.402%		32,991	827,085	(a)

		Expiration Date	Notional Amount†
Purchased Options — 0.1%
U.S. Dollar/Brazilian Real, Put @ 3.75 BRL		6/9/16	2,110,000	163,479
U.S. Dollar/Eurodollar, Call @ $1.14		6/29/16	65,030,000	748,820
U.S. Dollar/Japanese Yen, Call @ 115.50 JPY		5/24/16	32,447,000	3,050
Total Purchased Options (Cost — $1,591,096)				915,349
Total Investments before Short-Term Investments (Cost — $712,619,474)				696,558,877

			Shares
Short-Term Investments — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $25,816,356)	0.225%		25,816,356	25,816,356
Total Investments — 97.1% (Cost — $738,435,830#)				722,375,233
Other Assets in Excess of Liabilities — 2.9%				21,887,724
Total Net Assets — 100.0%				$744,262,957

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset SMASh Series EC Fund

*	Non-income producing security.

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	All or a portion of this loan is unfunded as of April 30, 2016. The interest rate for fully unfunded term loans is to be determined.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty

Schedule of Written Options
Security	Expiration Date	Strike Price		Notional Amount**	Value

U.S. Dollar/Brazilian Real, Call (Premiums received — $69,081)	6/9/16	3.85	BRL	2,110,000	$5,919

**	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

18	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $738,435,830)	$722,375,233
Foreign currency, at value (Cost — $2,559,083)	2,734,222
Cash	193,718
Receivable for Fund shares sold	15,177,043
Unrealized appreciation on forward foreign currency contracts	7,718,750
Interest receivable	6,706,815
Deposits with brokers for open futures contracts	4,369,095
Receivable for securities sold	2,923,046
Deposits with brokers for centrally cleared swap contracts	1,285,074
Foreign currency collateral for open futures contracts, at value (Cost — $867,651)	873,361
Receivable from broker — variation margin on open futures contracts	667,708
Receivable from investment manager	31,763
Prepaid expenses	33,851
Total Assets	765,089,679

Liabilities:
Payable for securities purchased	10,673,571
Payable for Fund shares repurchased	5,623,114
Unrealized depreciation on forward foreign currency contracts	4,383,226
Payable to broker — variation margin on centrally cleared swaps	40,454
Written options, at value (premiums received — $69,081)	5,919
Trustees’ fees payable	43
Accrued expenses	100,395
Total Liabilities	20,826,722
Total Net Assets	$744,262,957

Net Assets:
Par value (Note 5)	$816
Paid-in capital in excess of par value	755,326,653
Undistributed net investment income	2,918,496
Accumulated net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	1,208,303
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(15,191,311)
Total Net Assets	$744,262,957

Shares Outstanding	81,583,075

Net Asset Value	$9.12

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended April 30, 2016

Investment Income:
Interest	$16,439,701
Dividends	33,507
Total Investment Income	16,473,208

Expenses:
Custody fees	43,002
Fund accounting fees	29,681
Audit and tax fees	20,607
Legal fees	19,448
Registration fees	18,007
Shareholder reports	11,404
Trustees’ fees	5,244
Insurance	4,193
Commitment fees (Note 6)	3,141
Transfer agent fees	2,121
Miscellaneous expenses	6,344
Total Expenses	163,192
Less: Fee waivers and/or expense reimbursements (Note 2)	(163,192)
Net Expenses	—
Net Investment Income	16,473,208

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,503,075)
Futures contracts	13,467,500
Written options	1,111,301
Swap contracts	498,216
Foreign currency transactions	(8,898,322)
Net Realized Gain	2,675,620
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,598,796
Futures contracts	(3,682,146)
Written options	(437,741)
Swap contracts	252,381
Foreign currencies	3,065,879
Change in Net Unrealized Appreciation (Depreciation)	5,797,169
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	8,472,789
Increase in Net Assets From Operations	$24,945,997

See Notes to Financial Statements.

20	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2016 (unaudited) and the Year Ended October 31, 2015	2016	2015

Operations:
Net investment income	$16,473,208	$22,242,324
Net realized gain	2,675,620	10,359,671
Change in net unrealized appreciation (depreciation)	5,797,169	(24,700,050)
Increase in Net Assets From Operations	24,945,997	7,901,945

Distributions to Shareholders From (Note 1):
Net investment income	(19,966,875)	(25,403,535)
Net realized gains	(2,333,904)	(2,563,496)
Decrease in Net Assets From Distributions to Shareholders	(22,300,779)	(27,967,031)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	222,898,880	407,644,268
Cost of shares repurchased	(65,832,666)	(76,281,791)
Increase in Net Assets From Fund Share Transactions	157,066,214	331,362,477
Increase in Net Assets	159,711,432	311,297,391

Net Assets:
Beginning of period	584,551,525	273,254,134
End of period*	$744,262,957	$584,551,525
*Includes undistributed net investment income of:	$2,918,496	$6,412,163

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	21

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2016[1,2]	2015[1]	2014[1]	2013[1]	2012[1]	2011[1]

Net asset value, beginning of period	$9.14	$9.59	$9.32	$9.29	$8.66	$8.87

Income (loss) from operations:
Net investment income	0.23	0.46	0.40	0.43	0.47	0.61
Net realized and unrealized gain (loss)	0.08	(0.28)	0.46	0.21	0.68	(0.23)
Total income from operations	0.31	0.18	0.86	0.64	1.15	0.38

Less distributions from:
Net investment income	(0.29)	(0.56)	(0.59)	(0.61)	(0.52)	(0.59)
Net realized gains	(0.04)	(0.07)	—	—	—	—
Total distributions	(0.33)	(0.63)	(0.59)	(0.61)	(0.52)	(0.59)

Net asset value, end of period	$9.12	$9.14	$9.59	$9.32	$9.29	$8.66
Total return[3]	3.51%	1.99%	9.59%	7.08%	13.81%	4.37%

Net assets, end of period (000s)	$744,263	$584,552	$273,254	$74,700	$55,216	$38,147

Ratios to average net assets:
Gross expenses[4]	0.05%[5]	0.05%	0.12%	0.24%	0.28%	0.38%
Net expenses[6,7]	0.00 [5]	0.00	0.00	0.00	0.00	0.00
Net investment income	5.26 [5]	4.94	4.34	4.61	5.22	7.05

Portfolio turnover rate	15%	59%	69%	94%	53%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

22	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized mortgage obligations	—	$216,942,268	$2,400,300	$219,342,568
Asset-backed securities	—	63,640,198	—	63,640,198
Corporate bonds & notes	—	187,228,007	—	187,228,007
Non-U.S. treasury inflation protected securities	—	5,096,253	—	5,096,253
Senior loans:
Consumer discretionary	—	40,863,183	4,847,634	45,710,817
Health care	—	10,704,800	1,530,878	12,235,678
Utilities	—	2,501,043	141,707	2,642,750
Other senior loans	—	29,503,661	—	29,503,661
Sovereign bonds	—	114,086,758	—	114,086,758
U.S. government & agency obligations	—	15,299,877	—	15,299,877
Common stocks	—	—	29,876	29,876
Preferred stocks	$827,085	—	—	827,085
Purchased options	—	915,349	—	915,349
Total long-term investments	$827,085	$686,781,397	$8,950,395	$696,558,877
Short-term investments†	25,816,356	—	—	25,816,356
Total investments	$26,643,441	$686,781,397	$8,950,395	$722,375,233
Other financial instruments:
Futures contracts	$399,520	—	—	$399,520
Forward foreign currency contracts	—	$7,718,750	—	7,718,750
Centrally cleared credit default swaps on credit indices — sell protection	—	373,678	—	373,678
Total other financial instruments	$399,520	$8,092,428	—	$8,491,948
Total	$27,042,961	$694,873,825	$8,950,395	$730,867,181

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$5,919	—	$5,919
Futures contracts	$3,566,066	—	—	3,566,066
Forward foreign currency contracts	—	4,383,226	—	4,383,226
Total	$3,566,066	$4,389,145	—	$7,955,211

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Collateralized Mortgage Obligations	Asset Backed Securities	Senior Loans				Common Stocks	Total
			Consumer Discretionary	Health Care	Industrials	Utilities
Balance as of October 31, 2015	$2,407,653	$7,976,269	—	—	$787,050	$152,580	$20,710	$11,344,262
Accrued premiums/discounts	50,506	—	$3,158	$308	—	—	—	53,972
Realized gain (loss)[1]	—	(5,683)	950	—	—	(195)	—	(4,928)
Change in unrealized appreciation (depreciation)[2]	(57,859)	24,406	146,942	18,492	5,466	(4,188)	9,166	142,425
Purchases	—	—	4,737,124	627,200	—	—	—	5,364,324
Sales	—	(7,994,992)	(40,540)	—	—	(6,490)	—	(8,042,022)
Transfers into Level 3[3]	—	—	—	884,878	—	—	—	884,878
Transfers out of Level 3[4]	—	—			(792,516)	—	—	(792,516)
Balance as of April 30, 2016	$2,400,300	—	$4,847,634	$1,530,878	—	$141,707	$29,876	$8,950,395
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2016[2]	$(57,859)	—	$146,942	$18,492	—	$(4,188)	$9,166	$112,553

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

26	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(e) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At April 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

(h) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed,

28	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2016, the total notional value

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

of all credit default swaps to sell protection was $28,160,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the

30	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(l) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s

32	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2016, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $4,389,145. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

34	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd. (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended April 30, 2016, fees waived and/or expenses reimbursed amounted to $163,192.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$229,159,942	$28,112,695
Sales	59,217,784	29,176,875

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,376,315
Gross unrealized depreciation	(31,436,912)
Net unrealized depreciation	$(16,060,597)

At April 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	42	3/17	$10,363,637	$10,403,400	$39,763
Euro-Bobl	359	6/16	53,986,748	53,788,915	(197,833)
U.S. Treasury Long-Term Bonds	5	6/16	827,868	816,563	(11,305)
U.S. Treasury Ultra Long-Term Bonds	998	6/16	173,322,740	171,001,062	(2,321,678)
					(2,491,053)
Contracts to Sell:
90-Day Eurodollar	1,748	12/16	432,351,082	433,219,950	(868,868)
Euro	31	6/16	4,276,306	4,442,688	(166,382)
Japanese 10-Year Bonds	37	6/16	52,741,357	52,679,793	61,564
U.S. Treasury 5-Year Notes	438	6/16	53,139,125	52,960,360	178,765
U.S. Treasury 10-Year Notes	227	6/16	29,643,616	29,524,188	119,428
					(675,493)
Net unrealized depreciation on open futures contracts					$(3,166,546)

During the six months ended April 30, 2016, written option transactions for the Fund were as follows:

	Notional Amount	Premiums
Written options, outstanding as of October 31, 2015	$49,070,000	$821,815
Options written	51,880,074	358,567
Options closed	(28,070,000)	(398,875)
Options exercised	—	—
Options expired	(70,770,074)	(712,426)
Written options, outstanding as of April 30, 2016	$2,110,000	$69,081

At April 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	23,952,307	USD	33,950,000	Barclays Bank PLC	5/3/16	$1,047,935
USD	34,821,313	GBP	23,952,307	Barclays Bank PLC	5/3/16	(176,622)
USD	6,156,329	EUR	5,439,078	Bank of America N.A.	5/13/16	(73,477)
CAD	40,128,945	USD	28,706,181	Citibank N.A.	5/13/16	3,276,549
CAD	40,128,945	USD	29,095,180	Citibank N.A.	5/13/16	2,887,550
USD	8,721,273	CAD	10,940,000	Citibank N.A.	5/13/16	2,104

36	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,080,081	EUR	12,460,579	Citibank N.A.	5/13/16	$(192,006)
USD	367,911	EUR	327,962	UBS AG London	5/13/16	(7,730)
USD	334,737	EUR	295,013	UBS AG London	5/13/16	(3,165)
INR	2,158,520,000	USD	32,137,572	Bank of America N.A.	7/14/16	(28,478)
USD	31,963,255	EUR	28,020,000	Bank of America N.A.	7/14/16	(192,407)
USD	47,543,257	JPY	5,241,240,000	Bank of America N.A.	7/14/16	(1,816,396)
USD	195,436	MXN	3,442,214	Bank of America N.A.	7/14/16	(3,251)
EUR	26,100,046	USD	29,728,605	Barclays Bank PLC	7/14/16	223,723
USD	39,961,559	CNY	259,890,000	Barclays Bank PLC	7/14/16	(11,169)
USD	19,604,851	EUR	17,190,000	Barclays Bank PLC	7/14/16	(122,337)
USD	16,448,121	PLN	61,790,000	Barclays Bank PLC	7/14/16	280,889
USD	25,245,904	EUR	22,096,588	Citibank N.A.	7/14/16	(112,069)
USD	30,494,682	JPY	3,380,975,833	Citibank N.A.	7/14/16	(1,345,836)
USD	16,273,502	JPY	1,759,670,000	Citibank N.A.	7/14/16	(298,283)
Total						$3,335,524

Abbreviations used in this table:
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— United States Dollar

At April 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	$21,440,000	12/20/20	5.000% quarterly	$612,112	$260,507	$351,605
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	6,720,000	12/20/20	1.000% quarterly	54,145	32,072	22,073
Total	$28,160,000			$666,257	$292,579	$373,678

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$915,349	—	$915,349
Futures contracts[3]	$399,520	—	—	399,520
Centrally cleared swap contracts[4]	—	—	$373,678	373,678
Forward foreign currency contracts	—	7,718,750	—	7,718,750
Total	$399,520	$8,634,099	$373,678	$9,407,297

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	—	$5,919	$5,919
Futures contracts[3]	$3,399,684	166,382	3,566,066
Forward foreign currency contracts	—	4,383,226	4,383,226
Total	$3,399,684	$4,555,527	$7,955,211

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

38	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(114,430)	$(917,850)	—	$(1,032,280)
Written options	5,797	1,105,504	—	1,111,301
Futures contracts	13,381,097	86,403	—	13,467,500
Swap contracts	—	—	$498,216	498,216
Forward foreign currency contracts[2]	—	(8,302,335)	—	(8,302,335)
Total	$13,272,464	$(8,028,278)	$498,216	$5,742,402

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(675,747)	—	$(675,747)
Written options	—	(437,741)	—	(437,741)
Futures contracts	$(3,440,690)	(241,456)	—	(3,682,146)
Swap contracts	—	—	$252,381	252,381
Forward foreign currency contracts[2]	—	2,728,869	—	2,728,869
Total	$(3,440,690)	$1,373,925	$252,381	$(1,814,384)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended April 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$614,945
Written options	85,903
Futures contracts (to buy)	226,761,487
Futures contracts (to sell)	513,510,021
Forward foreign currency contracts (to buy)	89,013,268
Forward foreign currency contracts (to sell)	227,782,439

Average Notional Balance
Credit default swap contracts (to sell protection)	$24,114,286

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$915,349	—	$915,349
Futures contracts[3]	667,708	—	667,708
Forward foreign currency contracts	7,718,750	—	7,718,750
Total	$9,301,807	—	$9,301,807

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$5,919	—	$5,919
Centrally cleared swap contracts[3]	40,454	$(40,454)	—
Forward foreign currency contracts	4,383,226	—	4,383,226
Total	$4,429,599	$(40,454)	$4,389,145

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Shares of beneficial interest

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Shares sold	25,001,088	43,706,104
Shares repurchased	(7,382,210)	(8,243,080)
Net increase	17,618,878	35,463,024

6. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders.

40	Western Asset SMASh Series EC Fund 2016 Semi-Annual Report

The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended April 30, 2016, the Fund incurred a commitment fee in the amount of $3,141. The Fund did not utilize the Redemption Facility during the period ended April 30, 2016.

Western Asset SMASh Series EC Fund 2016 Semi-Annual Report	41

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset SMASh Series EC Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory

42	Western Asset SMASh Series EC Fund

Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

Western Asset SMASh Series EC Fund	43

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended September 30, 2015 was below its benchmark, and the Fund’s performance for the 3- and 5-year periods ended September 30, 2015 was above its benchmark. The Board noted the explanations from the Manager and the Subadvisers concerning the Fund’s relative performance versus the benchmark for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2017. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this

44	Western Asset SMASh Series EC Fund

profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset SMASh Series EC Fund	45

Western Asset

SMASh Series EC Fund

Trustees

Elliott J. Berv*

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

*	Effective February 10, 2016, Mr. Berv became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series EC Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04237 6/16 SR16-2776

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 17, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 17, 2016